Note 40	12 Months Ended
Dec. 31, 2023
Fee and commission income and expenses [Abstract]
Disclosure of fee and commission income (expense) [text block]	Fee and commission income and expense
The breakdown of the balance under these headings in the consolidated income statements is as follows:

Fee and commission income. Breakdown by origin (Millions of Euros)
	2023	2022 ⁽¹⁾	2021
Bills receivables	24	26	23
Demand accounts	300	424	425
Credit and debit cards and POS	4,665	3,499	2,628
Checks	175	162	136
Transfers and other payment orders	862	812	664
Insurance product commissions	384	261	215
Loan commitments given	307	259	234
Other commitments and financial guarantees given	471	420	364
Asset management	1,407	1,228	1,250
Securities fees	345	266	267
Custody securities	207	193	169
Other fees and commissions	751	711	622
Total	9,899	8,260	6,997
(1) Amounts corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
The breakdown of fee and commission expense under these heading in the consolidated income statements is as follows:

Fee and commission expense. Breakdown by origin (Millions of Euros)
	2023	2022 ⁽¹⁾	2021
Demand accounts	6	5	5
Credit and debit cards	2,337	1,884	1,427
Transfers and other payment orders	156	132	120
Commissions for selling insurance	40	54	51
Custody securities	111	92	55
Other fees and commissions	961	721	574
Total	3,611	2,888	2,232
(1) Amounts corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).